SHARE BASED COMPENSATION AND BENEFIT PLANS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	500,000
Total compensation cost not yet recognized	$ 2,000
Total compensation cost not yet recognized, period for recognition	1 year 9 months 18 days
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	290,527
Granted (in shares)	73,406
Vested (in shares)	(96,255)
Forfeited (in shares)	(9,259)
Outstanding, ending balance (in shares)	258,419	290,527
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 15.88
Granted (in dollars per share)	23.62
Vested (in dollars per share)	13.17
Forfeited (in dollars per share)	18.33
Outstanding, ending balance (in dollars per share)	$ 19.00	$ 15.88
Information regarding options exercised [Abstract]
Intrinsic value	$ 2,333	$ 623	$ 254
Cash proceeds received	1,420	142	85
Tax benefit realized	$ 490	$ 218	$ 89
Employee matching contribution, percentage	50.00%	50.00%	50.00%
Maximum contribution of employees' eligible wages	8.00%	6.00%	6.00%
Maximum matching contribution, percent	6.00%
Employee stock ownership plan (ESOP), contributions	2.00%	2.00%	2.00%
401(k) and employee stock ownership plans amount expensed	$ 2,300	$ 1,600	$ 1,400
Performance-based compensation expense	9,800	8,000	6,200
Health care and life insurance expense	5,200	4,000	3,500
Long-term incentive plan [Member]
Share Based Compensation [Abstract]
Total compensation expense recognized	1,500	1,600	1,500
Tax benefit relating to compensation expense recognized	$ 300	$ 600	$ 500
Stock Options [Member]
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	176,055
Issued for acquisition of TCSB (in shares)	187,915
Exercised (in shares)	(152,549)
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding, ending balance (in shares)	211,421	176,055
Vested and expected to vest, period end (in shares)	211,421
Exercisable, period end (in shares)	211,421
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 5.24
Exercised (in dollars per share)	9.31
Issued for acquisition of TCSB (in dollars per share)	9.94
Outstanding, ending balance (in dollars per share)	6.48	$ 5.24
Vested and expected to vest, period end (in dollars per share)	6.48
Exercisable, period end (in dollars per share)	$ 6.48
Weighted-Average Remaining Contractual Term [Abstract]
Outstanding, weighted-average remaining contractual term	4 years 8 months 12 days
Vested and expected to vest, weighted-average remaining contractual term	4 years 8 months 12 days
Exercisable, weighted-average remaining contractual term	4 years 8 months 12 days
Aggregate Intrinsic Value [Abstract]
Outstanding, aggregate intrinsic value	$ 3,076
Vested and expected to vest, aggregate intrinsic value	3,076
Exercisable, aggregate intrinsic value	$ 3,076
Weighted-average assumptions used in the Black-Scholes option pricing model [Abstract]
Expected dividend yield	2.72%
Risk-free interest rate	2.40%
Expected life	3 years 1 month 20 days
Expected volatility	45.99%
Per share weighted-average grant date fair value (in dollars per share)	$ 13.25
Restricted Stock [Member] | Long-term incentive plan [Member]
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	2,000
Vesting period	3 years
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member]
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	50,000	50,000	100,000
Vesting period	3 years	3 years
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member] | Minimum [Member]
Share Based Compensation [Abstract]
Vesting period			1 year
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member] | Maximum [Member]
Share Based Compensation [Abstract]
Vesting period			4 years
Executive Officers [Member] | Performance stock units [Member] | Long-term incentive plan [Member]
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	20,000	20,000	50,000
Vesting period	3 years	3 years
Executive Officers [Member] | Performance stock units [Member] | Long-term incentive plan [Member] | Minimum [Member]
Share Based Compensation [Abstract]
Vesting period			3 years
Executive Officers [Member] | Performance stock units [Member] | Long-term incentive plan [Member] | Maximum [Member]
Share Based Compensation [Abstract]
Vesting period			5 years
Non-Employee Directors [Member]
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	200,000
Total compensation expense recognized	$ 200	$ 200	$ 100
Tax benefit relating to compensation expense recognized	$ 40	$ 60	$ 40
Director [Member]
Share Based Compensation [Abstract]
Shares issues as retainer fees (in shares)	10,000	10,000	10,000